SEGMENTED REPORTING (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of operating segments [Table Text Block]
At August 31, 2018	Assets	Liabilities

Canada	$3,333	$58,396
South Africa – Waterberg	29,406	1,575
South Africa – Other	9,110	1,408

	$41,849	$61,379
At August 31, 2017	Assets	Liabilities

Canada	$4,087	$109,379
South Africa – Maseve	71,816	11,853
South Africa – Waterberg	22,705	-
South Africa – Other	1,920	2,562

	$100,528	$123,794
Comprehensive Loss (Income) for the
year ended	August 31, 2018	August 31, 2017

Canada	$23,401	$7,689
South Africa – Maseve	11,932	536,019
South Africa – Waterberg	-	-
South Africa – Other	(16,186)	(12,423)

	$19,147	$531,285